Derivative instruments (Schedule of Derivative Instruments, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Assets	$ 58,107	$ 55,463
Liabilities	(14,037)	(14,204)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	20	99
Liabilities	0	(144)
Derivatives not designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	20	99
Derivatives not designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	0	(144)
Cash Flow hedge | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	58,087	55,364
Liabilities	(14,037)	(14,060)
Cash Flow hedge | Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	259	628
Cash Flow hedge | Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(532)	(180)
Cash Flow hedge | Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	37,219	37,869
Liabilities	(8,179)	(8,728)
Cash Flow hedge | Derivatives designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	20,609	16,867
Liabilities	0	0
Cash Flow hedge | Derivatives designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (5,326)	$ (5,152)